UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Investment Grade Central Fund

(formerly Investment Grade Central Investment Portfolio)

Annual Report

December 31, 2006

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIGC-ANN-0207 454032.1.0
1.831202.100

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in VIP Investment Grade Central Fund on June 23, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of VIP Investment Grade Central Fund

After a lackluster first half of 2006, the U.S. investment-grade bond market rallied in the second half. From January through June, the Lehman Brothers® Aggregate Bond Index - a gauge of taxable, high-quality debt - didn't record a monthly gain of more than one-third of a percentage point. Three consecutive months of losses from March through May highlighted the struggles caused by soaring energy prices, rising inflation levels and continued increases in key short-term interest rates. In July, however, tamer-than-expected core inflation data prompted the Federal Reserve Board to suggest it might pause its two-year campaign of interest rate hikes. As a result, the Lehman Brothers index had a higher return in July than it had in the previous six months combined. Bonds did even better in August after the Fed left rates unchanged for the first time since June 2004. The central bank made no further interest rate moves in 2006, and, despite a dip in December, the Lehman Brothers index advanced 4.33% for the year overall.

From its inception on June 23, 2006, through the end of the period, the fund gained 5.95%, outpacing the 5.73% return of the Lehman Brothers Aggregate Bond Index. Security selection in the corporate sector provided the biggest boost to the fund's performance relative to the index. Leading the pack were our holdings in industrials, with some of our communications issues scoring the biggest gains. Also performing well were bonds issued by financial institutions. In this segment, insurance companies and real estate investment trusts (REITs) were standouts. Sector selection added modestly to performance. We were able to offset the negatives of being underexposed relative to the index in mortgage pass-through securities, one of the bond market's better-performing segments during the period, by overweighting other high-quality, higher-yielding securitized products such as asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Performance also got a boost from out-of-index holdings in collateralized mortgage obligations (CMOs). These spread sectors were bolstered by investors' appetite for high-quality, relatively higher-yielding alternatives to Treasuries, as well as for high-yielding bonds that were secured by underlying collateral. Some of our exposure to those securities resulted from our large position in Fidelity® Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. The fund's investment in that pool, coupled with its investment in interest rate swaps, also boosted returns. In a swap contract, two parties agree to exchange something, in this case, the return of the floating-rate interest payments for fixed-rate interest payments based upon a notional principal. Notional principal is the specified dollar amount on which the exchanged interest rates are based. I used interest rate swaps to manage the fund's yield-curve positioning, meaning how I allocated the fund's investment across bonds with various maturities. Modestly detracting from the fund's performance was its underweighting in agency securities, which performed well during the year, and its small out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS), which came under pressure.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 to December 31, 2006).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2006	Ending Account Value December 31, 2006	Expenses Paid During Period* July 1, 2006 to December 31, 2006
Actual	$ 1,000.00	$ 1,052.40	$ .03
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,025.18	$ .03

* Expenses are equal to the Fund's annualized expense ratio of .0051%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Quality Diversification (% of fund's net assets)
As of December 31, 2006	As of June 30, 2006
U.S. Government and U.S. Government Agency Obligations 54.6%	U.S. Government and U.S. Government Agency Obligations 60.3%
AAA 14.7%	AAA 8.3%
AA 5.5%	AA 4.2%
A 6.8%	A 6.2%
BBB 18.5%	BBB 14.5%
BB and Below 1.3%	BB and Below 2.0%
Not Rated 0.5%	Not Rated 0.8%
Short-Term Investments and Net Other Assets*** (1.9)%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Average Years to Maturity as of December 31, 2006
6 months ago
Years	5.7	6.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2006
6 months ago
Years	4.2	4.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2006*		As of June 30, 2006**
	Corporate Bonds 23.7%		Corporate Bonds 19.9%
	U.S. Government and U.S. Government Agency Obligations 54.6%		U.S. Government and U.S. Government Agency Obligations 60.3%
	Asset-Backed Securities 11.2%		Asset-Backed Securities 6.5%
	CMOs and Other Mortgage Related Securities 11.5%		CMOs and Other Mortgage Related Securities 8.6%
	Other Investments 0.9%		Other Investments 1.0%
	Short-Term Investments and Net Other Assets*** (1.9)%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	9.0%	** Foreign investments	6.2%
* Futures and Swaps	19.0%	** Futures and Swaps	17.8%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments December 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.3%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 1.6%
Household Durables - 0.2%
Fortune Brands, Inc. 5.125% 1/15/11	$ 4,010,000	$ 3,934,969
Media - 1.3%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	104,681
6.875% 5/1/12	290,000	306,457
7.625% 4/15/31	1,625,000	1,815,387
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,783,115
5.5% 3/15/11	2,675,000	2,686,280
6.45% 3/15/37	1,245,000	1,245,672
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,279,074
4.625% 6/1/13	3,475,000	3,269,777
6.45% 12/1/36 (a)	3,115,000	3,066,095
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,176,504
News America, Inc. 6.2% 12/15/34	6,695,000	6,462,114
Time Warner Entertainment Co. LP 8.375% 7/15/33	6,300,000	7,614,117
Time Warner, Inc. 9.125% 1/15/13	402,000	468,326
Viacom, Inc. 5.75% 4/30/11	1,410,000	1,410,721
		36,688,320
Multiline Retail - 0.1%
Federated Retail Holdings, Inc. 5.9% 12/1/16	3,035,000	3,030,281
TOTAL CONSUMER DISCRETIONARY		43,653,570
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,805,000	2,651,597
Food & Staples Retailing - 0.3%
CVS Corp. 6.036% 12/10/28 (a)	7,445,000	7,414,178
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	2,935,000	2,987,360
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	740,000	732,966
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	505,000	548,691
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,577,423
		3,126,114
TOTAL CONSUMER STAPLES		16,912,215

	Principal Amount	Value (Note 1)
ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Petronas Capital Ltd. 7% 5/22/12 (a)	$ 6,135,000	$ 6,616,045
Oil, Gas & Consumable Fuels - 2.5%
Amerada Hess Corp. 6.65% 8/15/11	1,045,000	1,088,131
Anadarko Petroleum Corp. 6.95% 7/1/24	1,000,000	1,078,750
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,494,738
6.25% 2/15/13	855,000	880,942
6.75% 2/15/32	4,255,000	4,516,108
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,390,654
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,462,818
EnCana Holdings Finance Corp. 5.8% 5/1/14	640,000	643,804
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,757,246
Nakilat, Inc. 6.067% 12/31/33 (a)	4,615,000	4,580,111
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	902,150
Nexen, Inc. 5.875% 3/10/35	4,105,000	3,842,604
Pemex Project Funding Master Trust:
5.75% 12/15/15	3,035,000	3,013,755
6.125% 8/15/08	6,850,000	6,904,800
6.625% 6/15/35	5,950,000	6,086,850
7.375% 12/15/14	1,350,000	1,486,350
7.875% 2/1/09 (d)	4,480,000	4,695,040
Plains All American Pipeline LP 6.65% 1/15/37 (a)	5,600,000	5,685,562
Ras Laffan LNG III:
5.832% 9/30/16 (a)	2,375,000	2,381,983
6.332% 9/30/27 (a)	2,415,000	2,446,129
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,380,000	1,393,800
		70,732,325
TOTAL ENERGY		77,348,370
FINANCIALS - 8.1%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,742,185
5.7% 9/1/12	2,935,000	2,989,110
6.6% 1/15/12	4,610,000	4,873,494
Janus Capital Group, Inc. 5.875% 9/15/11	2,041,000	2,053,922
JPMorgan Chase Capital XX 6.55% 9/29/36	2,940,000	3,035,865
Lazard Group LLC 7.125% 5/15/15	5,585,000	5,785,038
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc. 4.25% 2/8/10	$ 7,275,000	$ 7,069,183
Morgan Stanley 6.6% 4/1/12	7,695,000	8,126,543
		37,675,340
Commercial Banks - 0.6%
Corporacion Andina de Fomento 5.2% 5/21/13	1,560,000	1,532,708
Korea Development Bank 3.875% 3/2/09	5,775,000	5,606,168
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,461,812
Wachovia Bank NA 4.875% 2/1/15	4,405,000	4,238,341
Wachovia Corp. 4.875% 2/15/14	785,000	756,659
Woori Bank 6.125% 5/3/16 (a)(d)	2,335,000	2,381,653
		15,977,341
Consumer Finance - 0.6%
American Express Co. 6.8% 9/1/66 (d)	1,625,000	1,732,799
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,395,380
Household Finance Corp. 4.125% 11/16/09	2,880,000	2,799,979
Household International, Inc. 5.836% 2/15/08	5,225,000	5,251,303
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,427,590
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,171,218
MBNA Corp. 7.5% 3/15/12	1,860,000	2,037,433
		17,815,702
Diversified Financial Services - 1.2%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,828,446
Citigroup, Inc.:
5% 9/15/14	2,325,000	2,270,123
6.125% 8/25/36	3,000,000	3,123,894
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	20,000	19,598
5.6% 6/1/11	127,000	128,602
5.75% 1/2/13	3,500,000	3,561,968
JPMorgan Chase Capital XVII 5.85% 8/1/35	6,975,000	6,790,658
Prime Property Funding, Inc. 5.125% 6/1/15 (a)	3,375,000	3,196,952
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	3,400,000	3,467,701
		32,387,942
Insurance - 0.8%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,635,000	1,624,870
Lincoln National Corp. 7% 5/17/66 (d)	5,510,000	5,839,972

	Principal Amount	Value (Note 1)
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	$ 4,259,000	$ 4,401,127
Platinum Underwriters Finance, Inc. 7.5% 6/1/17	3,000,000	3,163,728
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,406,108
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,855,000	3,899,271
		21,335,076
Real Estate Investment Trusts - 1.9%
AMB Property LP 5.9% 8/15/13	2,575,000	2,612,126
Archstone-Smith Operating Trust 5.25% 5/1/15	4,875,000	4,783,243
Arden Realty LP 5.25% 3/1/15	625,000	616,869
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,328,907
5.75% 4/1/12	1,770,000	1,782,151
Camden Property Trust 5.375% 12/15/13	1,655,000	1,630,230
Colonial Properties Trust:
4.75% 2/1/10	615,000	598,053
5.5% 10/1/15	6,290,000	6,133,857
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	978,157
4.625% 8/1/10	225,000	219,052
5% 5/3/10	2,435,000	2,401,665
5.25% 4/15/11	1,395,000	1,381,160
5.375% 10/15/12	1,240,000	1,228,100
Duke Realty LP:
4.625% 5/15/13	925,000	881,481
5.5% 3/1/16	1,270,000	1,249,982
5.625% 8/15/11	1,920,000	1,931,171
5.95% 2/15/17	1,090,000	1,105,764
Equity Residential 5.125% 3/15/16	1,915,000	1,859,804
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,374,474
HRPT Properties Trust 5.75% 11/1/15	670,000	669,294
Liberty Property LP 5.5% 12/15/16	1,715,000	1,690,748
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,706,789
7.25% 3/15/09	1,085,000	1,120,447
Reckson Operating Partnership LP 5.15% 1/15/11	795,000	777,157
Simon Property Group LP:
5.1% 6/15/15	3,210,000	3,121,953
5.625% 8/15/14	4,550,000	4,588,552
7.75% 1/20/11	595,000	644,725
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	862,686
Washington (REIT) 5.95% 6/15/11	3,015,000	3,058,926
		52,337,523
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Management & Development - 1.1%
EOP Operating LP:
4.65% 10/1/10	$ 11,270,000	$ 11,191,459
6.75% 2/15/12	2,000,000	2,159,944
6.8% 1/15/09	150,000	155,002
7% 7/15/11	1,925,000	2,083,195
7.25% 6/15/28	150,000	167,359
7.5% 4/19/29	2,724,000	3,126,057
7.875% 7/15/31	182,000	214,487
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,722,187
Realogy Corp.:
6.15% 10/15/11 (a)	2,045,000	2,089,702
6.5% 10/15/16 (a)	4,620,000	4,730,229
Regency Centers LP 6.75% 1/15/12	2,035,000	2,143,716
		30,783,337
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp. 6.25% 5/15/16	2,950,000	3,006,734
Independence Community Bank Corp. 3.75% 4/1/14 (d)	3,820,000	3,678,862
Residential Capital Corp. 6.875% 6/30/15	3,875,000	4,017,158
Washington Mutual, Inc. 4.625% 4/1/14	7,300,000	6,833,910
		17,536,664
TOTAL FINANCIALS		225,848,925
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,874,806
INDUSTRIALS - 1.6%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,371,840
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,244,100
7.45% 5/1/34 (a)	420,000	384,300
		8,000,240
Airlines - 0.9%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	284,252	285,673
6.978% 10/1/12	678,623	693,892
7.024% 4/15/11	2,180,000	2,269,925
7.858% 4/1/13	3,480,000	3,801,900

	Principal Amount	Value (Note 1)
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	$ 2,305,592	$ 2,392,051
6.795% 2/2/20	4,077,147	4,077,147
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,639,785	1,660,282
United Airlines pass thru trust certificates:
6.071% 9/1/14	1,017,606	1,022,694
6.201% 3/1/10	431,773	434,472
6.602% 9/1/13	1,298,000	1,315,848
7.032% 4/1/12	1,897,035	1,930,233
7.186% 10/1/12	4,697,696	4,791,650
		24,675,767
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,207,569
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (a)	3,860,000	4,039,718
Siemens Financieringsmaatschap NV 6.125% 8/17/26 (a)	4,045,000	4,133,056
		8,172,774
TOTAL INDUSTRIALS		44,056,350
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
The Western Union Co. 5.4% 11/17/11 (a)	7,105,000	7,006,070
Semiconductors & Semiconductor Equipment - 0.0%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	194,902
TOTAL INFORMATION TECHNOLOGY		7,200,972
MATERIALS - 0.3%
Metals & Mining - 0.2%
Newmont Mining Corp. 5.875% 4/1/35	2,905,000	2,700,290
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,129,161
		5,829,451
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,859,357
TOTAL MATERIALS		7,688,808
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,448,990
AT&T, Inc. 6.8% 5/15/36	11,550,000	12,276,795
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
British Telecommunications PLC 8.875% 12/15/30	$ 4,750,000	$ 6,497,402
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,440,755
Embarq Corp.:
7.082% 6/1/16	2,610,000	2,657,032
7.995% 6/1/36	757,000	787,754
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,160,608
6.45% 6/15/34	3,620,000	3,673,670
Sprint Capital Corp.:
6.875% 11/15/28	4,455,000	4,459,491
8.375% 3/15/12	2,635,000	2,928,492
8.75% 3/15/32	3,365,000	4,050,151
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,852,884
6.375% 11/15/33	6,500,000	6,141,382
7.2% 7/18/36	5,115,000	5,343,733
Telefonica Emisiones SAU 7.045% 6/20/36	9,110,000	9,676,341
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,915,323
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,135,205
		73,446,008
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09	1,755,000	1,707,715
6.375% 3/1/35	5,155,000	5,029,440
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	807,168
8.125% 5/1/12	1,130,000	1,271,553
Nextel Communications, Inc. 5.95% 3/15/14	1,555,000	1,516,125
Vodafone Group PLC 5% 12/16/13	3,890,000	3,759,662
		14,091,663
TOTAL TELECOMMUNICATION SERVICES		87,537,671
UTILITIES - 2.9%
Electric Utilities - 1.2%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,624,567
Commonwealth Edison Co. 5.4% 12/15/11	2,174,000	2,156,843
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,786,836
6.75% 5/1/11	2,230,000	2,329,271
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,107,577
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,284,954

	Principal Amount	Value (Note 1)
Niagara Mohawk Power Corp. 8.875% 5/15/07	$ 75,000	$ 75,867
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,995,342
7.1% 3/1/11	3,277,000	3,489,844
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,612,254
		33,463,355
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.25% 9/15/17	1,030,000	965,373
5.4% 7/15/14	785,000	760,639
5.45% 9/15/20	2,460,000	2,291,116
7.875% 11/15/10	925,000	997,947
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	196,222
		5,211,297
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,147,146
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,976,848
6.2% 5/15/16	2,715,000	2,790,784
TXU Corp. 5.55% 11/15/14	980,000	942,247
		12,857,025
Multi-Utilities - 1.1%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,458,626
5.95% 6/15/35	3,040,000	2,988,715
6.25% 6/30/12	3,230,000	3,350,466
6.3% 9/30/66 (d)	1,855,000	1,863,498
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	2,880,000	2,931,687
6.125% 4/1/36	3,860,000	3,891,088
National Grid PLC 6.3% 8/1/16	7,060,000	7,311,936
TECO Energy, Inc. 7% 5/1/12	1,740,000	1,831,350
WPS Resources Corp. 6.11% 12/1/66 (d)	2,330,000	2,313,126
		29,940,492
TOTAL UTILITIES		81,472,169
TOTAL NONCONVERTIBLE BONDS (Cost $589,568,795)		594,593,856
U.S. Government and Government Agency Obligations - 18.5%

U.S. Government Agency Obligations - 2.6%
Fannie Mae:
3.25% 1/15/08	11,565,000	11,339,378
3.25% 2/15/09	3,286,000	3,170,517
3.375% 12/15/08	374,000	362,587
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
4.75% 12/15/10	$ 9,565,000	$ 9,503,870
Federal Home Loan Bank:
5% 9/18/09	3,075,000	3,080,083
5.375% 8/19/11	8,940,000	9,092,919
Freddie Mac:
4% 6/12/13	17,620,000	16,603,308
4.25% 7/15/09	4,615,000	4,536,840
5.25% 7/18/11	413,000	417,943
5.75% 1/15/12	6,410,000	6,630,075
6.625% 9/15/09	3,475,000	3,619,209
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,416,349
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,331,244
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,104,322
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	23,651,880	22,431,042
2% 1/15/14 (c)	125,726,149	122,194,874
2.375% 4/15/11	13,733,846	13,686,105
3.5% 1/15/11	11,596,700	12,078,543
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		170,390,564
U.S. Treasury Obligations - 9.8%
U.S. Treasury Bonds 6.25% 5/15/30	10,000,000	11,912,500
U.S. Treasury Notes:
4.25% 8/15/13	89,342,000	87,101,481
4.5% 9/30/11	17,855,000	17,698,072
4.5% 11/30/11 (b)	116,454,000	115,441,511
4.75% 5/15/14	41,660,000	41,767,399
TOTAL U.S. TREASURY OBLIGATIONS		273,920,963
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $523,135,261)		517,415,849
U.S. Government Agency - Mortgage Securities - 32.1%
	Principal Amount	Value (Note 1)
Fannie Mae - 26.9%
3.732% 1/1/35 (d)	$ 442,136	$ 435,363
3.761% 10/1/33 (d)	302,819	297,680
3.763% 12/1/34 (d)	319,787	316,151
3.787% 6/1/34 (d)	1,444,335	1,409,565
3.79% 12/1/34 (d)	60,062	59,360
3.81% 6/1/33 (d)	249,504	246,819
3.829% 1/1/35 (d)	822,807	812,707
3.843% 10/1/33 (d)	3,789,795	3,737,808
3.844% 1/1/35 (d)	263,559	259,840
3.851% 10/1/33 (d)	7,460,181	7,355,183
3.864% 1/1/35 (d)	476,633	472,148
3.889% 10/1/34 (d)	316,501	313,892
3.917% 12/1/34 (d)	272,841	270,745
3.943% 5/1/34 (d)	102,208	103,768
3.957% 5/1/33 (d)	90,967	89,954
3.961% 1/1/35 (d)	344,818	340,181
3.993% 2/1/35 (d)	268,297	265,227
4% 8/1/18 to 6/1/19	3,875,482	3,657,750
4.013% 1/1/35 (d)	142,160	141,146
4.02% 10/1/18 (d)	241,122	237,960
4.046% 1/1/35 (d)	197,232	195,054
4.061% 2/1/35 (d)	256,657	254,002
4.077% 2/1/35 (d)	451,781	446,908
4.079% 2/1/35 (d)	192,573	190,493
4.081% 4/1/33 (d)	103,003	102,062
4.084% 2/1/35 (d)	191,398	190,044
4.102% 1/1/35 (d)	517,878	515,713
4.106% 1/1/35 (d)	515,445	510,274
4.111% 2/1/35 (d)	630,490	626,457
4.127% 2/1/35 (d)	435,085	433,958
4.132% 1/1/35 (d)	872,668	863,195
4.158% 11/1/34 (d)	114,575	113,690
4.17% 1/1/35 (d)	647,352	633,049
4.199% 10/1/34 (d)	48,227	48,247
4.232% 11/1/34 (d)	23,506	23,448
4.25% 2/1/35 (d)	319,513	312,769
4.265% 8/1/33 (d)	574,357	571,172
4.279% 3/1/35 (d)	300,672	299,709
4.285% 10/1/33 (d)	126,337	125,055
4.289% 10/1/34 (d)	51,478	51,872
4.308% 3/1/33 (d)	174,516	170,697
4.31% 3/1/33 (d)	340,583	339,954
4.318% 6/1/33 (d)	158,581	157,504
4.327% 5/1/35 (d)	364,001	361,704
4.345% 4/1/35 (d)	163,691	162,507
4.35% 1/1/35 (d)	336,444	330,076
4.362% 2/1/34 (d)	656,892	649,718
4.402% 2/1/35 (d)	476,614	467,439
4.405% 5/1/35 (d)	861,519	857,026
4.429% 3/1/35 (d)	428,961	420,858
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.445% 5/1/35 (d)	$ 247,986	$ 246,341
4.448% 8/1/34 (d)	900,576	891,079
4.488% 3/1/35 (d)	975,271	959,149
4.494% 1/1/35 (d)	387,522	385,517
4.5% 4/1/18 to 10/1/35	103,997,278	99,130,523
4.5% 1/1/22 (b)	4,180,475	4,032,293
4.5% 1/1/22 (b)	12,089,132	11,660,618
4.512% 3/1/35 (d)	971,051	954,728
4.513% 2/1/35 (d)	4,654,428	4,613,718
4.515% 10/1/35 (d)	88,766	88,111
4.521% 2/1/35 (d)	1,770,691	1,766,984
4.522% 2/1/35 (d)	259,455	258,130
4.533% 7/1/35 (d)	1,088,096	1,081,467
4.563% 2/1/35 (d)	173,169	173,360
4.574% 7/1/35 (d)	1,143,407	1,136,673
4.575% 9/1/34 (d)	982,306	970,549
4.577% 2/1/35 (d)	877,671	864,673
4.58% 2/1/35 (d)	3,069,953	3,023,841
4.597% 11/1/34 (d)	904,442	893,132
4.621% 3/1/35 (d)	127,594	127,386
4.64% 1/1/33 (d)	192,814	192,981
4.65% 3/1/35 (d)	2,207,805	2,205,085
4.66% 9/1/34 (d)	95,048	95,922
4.67% 11/1/34 (d)	1,081,449	1,069,960
4.687% 5/1/35 (d)	4,823,029	4,802,712
4.704% 10/1/32 (d)	47,081	47,228
4.712% 2/1/33 (d)	57,723	58,273
4.724% 10/1/34 (d)	1,104,367	1,093,917
4.727% 7/1/34 (d)	874,056	867,158
4.746% 5/1/33 (d)	27,061	27,128
4.753% 12/1/34 (d)	738,097	730,537
4.761% 10/1/32 (d)	80,871	81,645
4.765% 12/1/34 (d)	287,506	284,736
4.775% 1/1/35 (d)	42,183	42,162
4.806% 8/1/34 (d)	281,019	281,435
4.807% 6/1/35 (d)	1,378,029	1,373,482
4.808% 11/1/34 (d)	856,242	848,882
4.871% 10/1/34 (d)	3,350,931	3,327,023
4.976% 2/1/35 (d)	103,545	103,341
4.989% 12/1/32 (d)	33,335	33,358
5% 10/1/17 to 8/1/35	71,884,514	70,315,638
5% 1/1/22 (b)	33,799,239	33,226,565
5% 1/1/37 (b)	40,442,571	39,042,510
5% 1/1/37 (b)	50,331,085	48,588,698
5% 1/1/37 (b)	25,000,000	24,134,538
5.058% 11/1/34 (d)	68,410	68,572
5.071% 7/1/34 (d)	144,308	143,973
5.078% 9/1/34 (d)	2,562,408	2,554,810
5.08% 5/1/35 (d)	1,799,254	1,799,052
5.1% 5/1/35 (d)	4,080,777	4,081,347

	Principal Amount	Value (Note 1)
5.164% 5/1/35 (d)	$ 2,974,958	$ 2,968,495
5.168% 8/1/33 (d)	403,802	403,908
5.171% 5/1/35 (d)	1,107,710	1,105,380
5.182% 6/1/35 (d)	1,269,104	1,270,791
5.205% 5/1/35 (d)	3,196,297	3,192,358
5.278% 7/1/35 (d)	154,823	155,069
5.304% 12/1/35 (d)	1,879,168	1,875,771
5.319% 2/1/36 (d)	3,787,379	3,783,715
5.492% 2/1/36 (d)	5,520,488	5,537,439
5.5% 6/1/09 to 2/1/36	148,438,886	147,265,101
5.5% 1/1/37 (b)	45,318,449	44,795,402
5.58% 9/1/36 (d)	1,864,999	1,872,145
5.616% 1/1/36 (d)	1,625,576	1,635,197
5.724% 9/1/35 (d)	1,593,743	1,606,534
5.816% 2/1/36 (d)	880,753	887,731
5.881% 1/1/36 (d)	1,046,663	1,052,558
6% 6/1/14 to 6/1/36	33,614,700	34,023,066
6% 1/1/22 (b)	1,620,128	1,642,278
6% 1/1/22 (b)	2,191,579	2,221,541
6% 1/1/37 (b)	25,000,000	25,167,218
6.5% 6/1/11 to 7/1/34	50,117,295	51,335,650
6.641% 9/1/36 (d)	5,176,791	5,266,658
7% 3/1/15 to 8/1/32	4,224,031	4,378,574
7.5% 8/1/08 to 11/1/31	3,325,721	3,455,639
8% 1/1/30 to 6/1/30	73,643	76,940
8.5% 3/1/25 to 6/1/25	1,383	1,490
TOTAL FANNIE MAE		753,005,489
Freddie Mac - 2.8%
4% 2/1/20	3,978,670	3,743,736
4.053% 12/1/34 (d)	309,551	305,459
4.103% 1/1/35 (d)	1,225,804	1,208,179
4.113% 12/1/34 (d)	468,630	464,164
4.272% 3/1/35 (d)	356,210	352,917
4.293% 5/1/35 (d)	685,544	681,283
4.298% 12/1/34 (d)	473,957	463,316
4.317% 2/1/35 (d)	822,666	818,169
4.34% 3/1/35 (d)	707,828	691,953
4.381% 2/1/35 (d)	860,101	841,165
4.422% 2/1/34 (d)	366,780	361,916
4.429% 6/1/35 (d)	534,523	529,261
4.437% 3/1/35 (d)	461,397	452,393
4.458% 3/1/35 (d)	462,111	452,823
4.5% 5/1/19	44,459	42,918
4.544% 2/1/35 (d)	744,133	729,378
4.771% 10/1/34 (d)	1,333,220	1,317,061
4.772% 3/1/33 (d)	148,546	149,648
4.784% 10/1/32 (d)	53,662	53,987
4.825% 9/1/34 (d)	670,815	663,776
4.994% 4/1/35 (d)	2,077,759	2,071,337
5.122% 4/1/35 (d)	1,907,058	1,896,300
5.218% 3/1/36 (d)	687,687	686,981
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
5.292% 6/1/35 (d)	$ 1,302,225	$ 1,296,080
5.452% 11/1/35 (d)	892,645	892,070
5.563% 1/1/36 (d)	2,629,861	2,630,391
5.668% 4/1/32 (d)	56,779	57,353
6% 5/1/33	4,003,722	4,060,530
6% 1/1/37 (b)	40,000,000	40,286,296
6.524% 10/1/36 (d)	5,058,192	5,115,686
6.61% 7/1/36 (d)	2,488,867	2,521,871
6.7% 8/1/36 (d)	785,693	799,015
7.5% 5/1/17 to 11/1/31	396,426	412,525
8% 7/1/17 to 5/1/27	48,525	51,236
8.5% 3/1/20 to 1/1/28	251,363	270,763
TOTAL FREDDIE MAC		77,371,936
Government National Mortgage Association - 2.4%
3.75% 1/20/34 (d)	2,058,720	2,045,341
4.25% 7/20/34 (d)	630,293	623,897
6% 8/15/08 to 8/15/29	3,168,110	3,228,644
6.5% 6/15/08 to 7/15/36	32,973,544	33,927,746
6.5% 1/1/37 (b)	9,384,991	9,626,617
6.5% 1/1/37 (b)	7,380,904	7,570,933
7% 1/15/28 to 11/15/32	7,579,606	7,865,126
7.5% 4/15/22 to 10/15/28	1,633,065	1,714,445
8% 2/15/17 to 1/15/31	211,712	221,884
8.5% 12/15/16 to 3/15/30	70,469	75,716
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		66,900,349
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $902,853,236)		897,277,774
Asset-Backed Securities - 4.0%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.85% 2/25/34 (d)	950,000	952,662
Class M2, 6.45% 2/25/34 (d)	1,075,000	1,084,763
Series 2005-SD1 Class A1, 5.75% 11/25/50 (d)	398,032	398,647
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	1,200,000	1,180,539
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1% 9/9/30 (a)(d)	439,903	443,203
AmeriCredit Automobile Receivables Trust:
Series 2003-BX Class A4B, 5.82% 1/6/10 (d)	688,022	688,455

	Principal Amount	Value (Note 1)
Series 2006-1:
Class A3, 5.11% 10/6/10	$ 97,000	$ 96,739
Class B1, 5.2% 3/6/11	305,000	304,550
Class C1, 5.28% 11/6/11	1,850,000	1,848,851
Class E1, 6.62% 5/6/13 (a)	1,540,000	1,536,196
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.78% 4/25/34 (d)	535,000	535,007
Class M2, 5.83% 4/25/34 (d)	425,000	425,006
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.45% 1/25/32 (d)	184,387	184,978
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	1,300,000	1,280,959
Argent Securities, Inc. Series 2004-W5 Class M1, 5.95% 4/25/34 (d)	1,730,000	1,732,775
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 5.9% 4/25/34 (d)	1,660,000	1,665,371
Series 2004-HE3:
Class M1, 5.89% 6/25/34 (d)	175,000	175,734
Class M2, 6.47% 6/25/34 (d)	400,000	403,185
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	995,000	991,826
Class B, 5.26% 10/15/10	945,000	943,026
Class C, 5.55% 1/18/11	5,965,000	5,963,076
Class D, 7.16% 1/15/13 (a)	645,000	644,773
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	445,000	445,973
Class C, 5.77% 5/20/10 (a)	430,000	431,075
Class D, 6.15% 4/20/11 (a)	725,000	726,540
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,351,514
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	255,000	218,663
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	1,016,808	1,004,998
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	3,380,000	3,375,749
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,046,349
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,265,791
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,416,375
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.85% 5/25/34 (d)	3,145,000	3,155,684
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Countrywide Home Loans, Inc.: - continued
Series 2004-3 Class M1, 5.85% 6/25/34 (d)	$ 625,000	$ 627,724
Series 2004-4:
Class A, 5.72% 8/25/34 (d)	80,147	80,253
Class M2, 5.88% 6/25/34 (d)	620,000	622,833
Series 2005-1:
Class MV1, 5.75% 7/25/35 (d)	1,275,000	1,279,179
Class MV2, 5.79% 7/25/35 (d)	1,520,000	1,526,036
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	2,018,989
Class C, 5.074% 6/15/35 (a)	1,862,000	1,837,850
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	854,212
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	5,003,671
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.9% 3/25/34 (d)	175,000	175,241
Class M4, 6.25% 3/25/34 (d)	125,000	125,385
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	2,335,000	2,328,614
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	1,029,657
Fremont Home Loan Trust:
Series 2004-A Class M1, 5.9% 1/25/34 (d)	2,000,000	2,003,257
Series 2005-A:
Class M1, 5.78% 1/25/35 (d)	250,000	251,646
Class M2, 5.81% 1/25/35 (d)	350,000	351,716
Class M3, 5.84% 1/25/35 (d)	200,000	201,269
Class M4, 6.03% 1/25/35 (d)	150,000	151,371
GSAMP Trust Series 2004-FM2:
Class M1, 5.85% 1/25/34 (d)	1,498,100	1,498,124
Class M2, 6.45% 1/25/34 (d)	332,817	332,822
Class M3, 6.65% 1/25/34 (d)	140,732	140,734
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.81% 1/20/35 (d)	615,468	616,862
Class M2, 5.84% 1/20/35 (d)	462,852	464,492
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,012,722
Series 2006-1:
Class A3, 5.13% 6/15/10	745,000	743,950

	Principal Amount	Value (Note 1)
Class B, 5.29% 11/15/12	$ 315,000	$ 315,214
Class C, 5.34% 11/15/12	405,000	405,352
Lancer Funding Ltd. Series 2006-1A Class A3, 7.07% 4/6/46 (a)(d)	1,680,269	1,695,927
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,645,917
Class C, 4.13% 11/20/37 (a)	3,760,000	3,398,051
Long Beach Mortgage Loan Trust Series 2004-2:
Class M1, 5.88% 6/25/34 (d)	525,000	526,939
Class M2, 6.43% 6/25/34 (d)	160,000	160,993
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.85% 7/25/34 (d)	875,916	876,775
Class M2, 5.9% 7/25/34 (d)	150,000	150,198
Morgan Stanley ABS Capital I, Inc. Series 2004-NC2 Class M1, 5.9% 12/25/33 (d)	913,299	917,762
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 6.4% 11/25/32 (d)	1,038,917	1,039,874
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	1,750,000	324,800
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	258,505	256,957
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.87% 1/25/35 (d)	1,700,000	1,709,272
Class M4, 6.18% 1/25/35 (d)	3,650,000	3,677,643
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	1,460,000	1,459,626
Class C, 5.77% 5/25/10 (a)	1,355,000	1,354,720
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,573,213
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.88% 3/25/35 (d)	1,675,000	1,675,871
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.95% 11/25/34 (d)	685,000	688,042
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.71% 2/25/34 (d)	158,860	159,795
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	2,195,000	2,172,448
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Wachovia Auto Loan Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	$ 4,000,000	$ 4,008,156
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	2,230,000	2,224,146
TOTAL ASSET-BACKED SECURITIES (Cost $110,668,118)		110,615,332
Collateralized Mortgage Obligations - 5.4%

Private Sponsor - 2.3%
Arkle Master Issuer PLC floater Series 2006-1A Class 3C, 5.7566% 2/17/52 (a)(d)	770,000	769,940
Banc of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6078% 6/25/35 (d)	2,680,000	2,633,884
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.63% 1/25/35 (d)	2,079,055	2,083,421
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.68% 5/25/35 (d)	913,310	911,755
Series 2005-2 Class 6A2, 5.63% 6/25/35 (d)	369,157	369,813
Series 2005-3 Class 8A2, 5.59% 7/25/35 (d)	846,266	848,133
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 5.72% 4/25/34 (d)	202,203	202,367
Series 2004-AR5 Class 11A2, 5.72% 6/25/34 (d)	96,733	96,795
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 5.8472% 11/20/56 (a)(d)	6,490,000	6,489,676
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.975% 12/20/54 (a)(d)	2,200,000	2,199,912
Impac CMB Trust floater:
Series 2005-1:
Class M1, 5.78% 4/25/35 (d)	741,180	742,902
Class M2, 5.82% 4/25/35 (d)	1,279,770	1,282,529
Series 2005-2 Class 1A2, 5.66% 4/25/35 (d)	692,603	693,376
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9533% 11/25/35 (d)	760,000	758,511
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (a)(d)	1,830,752	1,836,453
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	474,983	473,350

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2005-A Class A2, 5.71% 2/25/30 (d)	$ 1,399,700	$ 1,401,655
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	1,336,720	1,338,203
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (d)	4,570,000	4,583,827
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.64% 7/25/35 (d)	1,618,125	1,621,573
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	318,189	322,342
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.8% 6/10/35 (a)(d)	1,156,047	1,174,833
Class B4, 7% 6/10/35 (a)(d)	1,034,358	1,053,752
Class B5, 7.6% 6/10/35 (a)(d)	706,733	724,402
Class B6, 8.1% 6/10/35 (a)(d)	416,551	426,965
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 5.8325% 2/20/35 (d)	1,211,146	1,214,132
Series 2005-2 Class A2, 5.7% 3/20/35 (d)	1,395,492	1,397,809
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.66% 7/25/35 (d)	2,732,566	2,743,200
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.59% 10/25/35 (d)	3,704,028	3,699,097
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.191% 10/20/35 (d)	605,000	603,262
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.54% 10/25/45 (d)	390,593	390,697
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (d)	4,592,672	4,502,584
Series 2005-AR12 Class 2A6, 4.319% 7/25/35 (d)	4,857,071	4,799,086
Series 2005-AR4 Class 2A2, 4.5251% 4/25/35 (d)	3,852,461	3,788,290
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (d)	1,977,079	1,940,060
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (d)	6,240,000	6,200,888
TOTAL PRIVATE SPONSOR		66,319,474
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 3.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	$ 3,400,000	$ 3,493,966
Series 1999-57 Class PH, 6.5% 12/25/29	2,700,000	2,768,133
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.6% 10/25/35 (d)	2,911,051	2,917,255
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	10,935,126
Class KD, 4.5% 7/25/18	2,625,000	2,519,554
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	248,813	239,761
Series 2004-86 Class KC, 4.5% 5/25/19	1,119,250	1,088,094
Series 2004-91 Class AH, 4.5% 5/25/29	2,340,009	2,276,111
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,907,589
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	10,275,186	10,297,879
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,514,378
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,929,473
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,498,395
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,820,065
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,434,744
Series 3102 Class OH, 1/15/36 (g)	1,940,000	1,478,464
sequential payer Series 2750 Class ZT, 5% 2/15/34	2,234,596	1,998,921
Series 3117 Class PC, 5% 6/15/31	20,000,000	19,605,820
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,173,146
TOTAL U.S. GOVERNMENT AGENCY		85,896,874
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $152,655,052)		152,216,348
Commercial Mortgage Securities - 5.5%
	Principal Amount	Value (Note 1)
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 2,672	$ 2,684
Series 1997-D5:
Class A2, 7.0447% 2/14/43 (d)	1,435,000	1,550,979
Class A3, 7.0947% 2/14/43 (d)	1,545,000	1,609,697
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-2 Class AAB, 5.9123% 5/10/45 (d)	2,100,000	2,155,748
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,774,234
Class A3, 5.39% 2/10/14	1,985,000	1,990,063
Banc of America Commercial Mortgage, Inc. Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,814,205
Banc of America Large Loan, Inc.:
floater:
Series 2005-ESHA:
Class E, 5.93% 7/14/20 (a)(d)	835,000	836,034
Class F, 6.1% 7/14/20 (a)(d)	505,000	505,624
Class G, 6.23% 7/14/20 (a)(d)	250,000	250,309
Class H, 6.45% 7/14/20 (a)(d)	335,000	335,413
Series 2005-MIB1:
Class C, 5.66% 3/15/22 (a)(d)	390,000	390,374
Class D, 5.71% 3/15/22 (a)(d)	395,000	395,433
Class F, 5.82% 3/15/22 (a)(d)	385,000	385,436
Class G, 5.88% 3/15/22 (a)(d)	250,000	250,283
Series 2006-ESH:
Class A, 6.21% 7/14/11 (a)(d)	1,277,778	1,277,958
Class B, 6.31% 7/14/11 (a)(d)	587,321	586,972
Class C, 6.46% 7/14/11 (a)(d)	1,276,209	1,276,388
Class D, 7.09% 7/14/11 (a)(d)	783,603	784,580
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 5.71% 4/25/34 (a)(d)	579,497	580,674
Class B, 7.25% 4/25/34 (a)(d)	57,950	58,792
Class M1, 5.91% 4/25/34 (a)(d)	57,950	58,113
Class M2, 6.55% 4/25/34 (a)(d)	57,950	58,484
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Bayview Commercial Asset Trust floater: - continued
Series 2004-3:
Class A1, 5.72% 1/25/35 (a)(d)	$ 2,183,273	$ 2,189,413
Class A2, 5.77% 1/25/35 (a)(d)	291,103	292,013
Class M1, 5.85% 1/25/35 (a)(d)	363,879	365,130
Class M2, 6.35% 1/25/35 (a)(d)	218,327	220,238
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	2,033,829
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	1,345,000	1,401,759
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	5,000,000	5,227,137
COMM:
floater Series 2002-FL7 Class D, 5.92% 11/15/14 (a)(d)	248,000	248,795
Series 2004-LBN2 Class X2, 1.1332% 3/10/39 (a)(d)(f)	6,505,437	176,586
Commercial Mortgage pass thru certificates:
floater Series 2005-FL11:
Class B, 5.6% 11/15/17 (a)(d)	669,249	669,479
Class E, 5.74% 11/15/17 (a)(d)	303,131	303,341
Class F, 5.8% 11/15/17 (a)(d)	275,573	275,754
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (a)	2,745,000	2,762,487
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,380,864
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1997-C2 Class A3, 6.55% 1/17/35	1,858,828	1,871,534
Series 1999-C1 Class A2, 7.29% 9/15/41	5,100,581	5,287,633
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,690,856
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,160,476
Class A4, 4.75% 1/15/37	3,035,000	2,931,054
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,940,730
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,127,502
Class D, 7.17% 5/17/40	595,000	631,324

	Principal Amount	Value (Note 1)
Series 2001-CKN5 Class AX, 1.0625% 9/15/34 (a)(d)(f)	$ 28,371,547	$ 1,538,317
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	263,609
Series 2004-C1 Class ASP, 1.0473% 1/15/37 (a)(d)(f)	32,628,363	851,506
CS First Boston Mortgage Securities Corp. Series 2005-C1 Class A3, 5.711% 2/15/39 (d)	3,895,000	3,955,975
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	5,051,595
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,498,958	3,721,351
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,593,310
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,590,832
GS Mortgage Securities Corp. II:
sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	3,345,000	3,283,803
Series 1998-GLII Class E, 7.1908% 4/13/31 (d)	1,615,000	1,646,083
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)	2,990,000	3,018,391
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB14 Class A3B, 5.6709% 12/12/44 (d)	4,625,000	4,679,986
Series 2006-CB15 Class A3, 5.819% 6/12/43 (d)	5,840,000	5,994,247
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	5,065,000	4,984,264
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,180,000	2,330,650
Series 2001-C3 Class A1, 6.058% 6/15/20	2,020,499	2,051,107
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,712,178
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,488,965
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,902,846
Merrill Lynch Mortgage Trust sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	208,194
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,074,692
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	$ 1,482,856	$ 1,501,916
Morgan Stanley Capital I, Inc.:
sequential payer Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,235,000	2,169,375
Series 2005-IQ9 Class X2, 1.1762% 7/15/56 (a)(d)(f)	27,028,747	1,059,051
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,212,538	2,863,842
Thirteen Affiliates of General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	7,200,000	7,265,809
Series 1:
Class D2, 6.992% 11/15/07 (a)	4,260,000	4,304,552
Class E2, 7.224% 11/15/07 (a)	2,550,000	2,581,697
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	766,185
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,526,714
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,319,377	1,283,231
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $154,481,349)		154,380,684
Foreign Government and Government Agency Obligations - 0.7%

Israeli State 4.625% 6/15/13	985,000	937,294
United Mexican States:
5.875% 1/15/14	1,665,000	1,708,290
6.75% 9/27/34	3,535,000	3,835,475
7.5% 4/8/33	11,212,000	13,202,130
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $17,192,955)		19,683,189
Supranational Obligations - 0.1%
	Principal Amount	Value (Note 1)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $1,706,548)	$ 1,725,000	$ 1,834,403
Fixed-Income Funds - 18.9%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $528,100,583)	5,309,432	528,129,201
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d)	$ 3,520,000	3,668,920
Cash Equivalents - 8.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.33%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Government Obligations) # (Cost $237,736,000)	$ 237,876,735	237,736,000
TOTAL INVESTMENT PORTFOLIO - 115.1% (Cost $3,221,617,897)	3,217,551,556
NET OTHER ASSETS - (15.1)%	(422,603,393)
NET ASSETS - 100%	$ 2,794,948,163
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34

	Dec. 2034	$ 775,000	$ (354)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	465,000	1,791
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	465,000	1,882
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8, Class B3, 7.6913% 9/25/34	Oct. 2034	465,000	2,195

	Expiration Date	Notional Amount	Value

Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 1,360,000	$ (98,669)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(98,334)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8, Class M9, 6.1020% 9/25/34	Oct. 2034	1,800,000	(12,710)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(4,304)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,075,000	(14,742)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 465,000	$ 1,651
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	1,545
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	3,282
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	1,900,000	(42,625)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(5,623)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 465,000	$ (3,457)
Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon default event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-1 Class B3, 7.13% 8/25/36	Sept. 2036	3,700,000	(74,016)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	794,499	(5,334)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	486,427	(1,697)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	1,800,000	(21,869)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 1,800,000	$ (13,775)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	55,247	211
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(18,984)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,715,000	(4,580)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	1,900,000	(20,979)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 1,900,000	$ (6,783)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	4
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	3,824
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	2,830,000	7,495
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	1,900,000	14,181
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	$ 2,420,000	$ 20,581
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	3,675,000	31,254
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	8,590
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	1,885,000	5,941
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	3,395,000	10,700

	Expiration Date	Notional Amount	Value
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	$ 4,290,000	$ 41,579
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	23,239
TOTAL CREDIT DEFAULT SWAPS		$ 54,181,173	$ (268,890)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,208,565)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	(241,174)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(272,604)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(65,237)
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	(13,895)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	$ 50,000,000	$ 115,675
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	32,000,000	(197,187)
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	(6,542)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	328,544
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	338,179
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	130,298
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	309,917
Receive semi-annually a fixed rate of 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	861,872
TOTAL INTEREST RATE SWAPS		$ 400,050,000	$ 79,281

	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	Jan. 2007	$ 20,000,000	$ (222,573)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	Feb. 2007	23,200,000	(260,521)
TOTAL TOTAL RETURN SWAPS		43,200,000	(483,094)
		$ 497,431,173	$ (672,703)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,117,884 or 6.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $106,166.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$237,736,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 6,696,549
Banc of America Securities LLC	89,704,158
Bank of America, NA	47,714,977
Barclays Capital, Inc.	19,085,991
Citigroup Global Markets, Inc.	9,542,995
Countrywide Securities Corp.	38,748,092
UBS Securities LLC	21,471,740
WestLB AG	4,771,498
$ 237,736,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 12,779,078

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ -	$ 528,100,583	$ -	$ 528,129,201	4.4%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $237,736,000) - See accompanying schedule: Unaffiliated issuers (cost $2,693,517,314)	$ 2,689,422,355
Fidelity Central Funds (cost $528,100,583)	528,129,201
Total Investments (cost $3,221,617,897)		$ 3,217,551,556
Cash		857
Receivable for investments sold		1,142,197
Receivable for swap agreements		77,934
Interest receivable		21,114,598
Total assets		3,239,887,142

Liabilities
Payable for investments purchased Regular delivery	$ 19,660,260
Delayed delivery	411,760,931
Distributions payable	12,820,688
Swap agreements, at value	672,703
Other payables and accrued expenses	24,397
Total liabilities		444,938,979

Net Assets		$ 2,794,948,163
Net Assets consist of:
Paid in capital		$ 2,801,661,927
Undistributed net investment income		3,151,535
Accumulated undistributed net realized gain (loss) on investments		(5,126,255)
Net unrealized appreciation (depreciation) on investments		(4,739,044)
Net Assets, for 27,129,380 shares outstanding		$ 2,794,948,163
Net Asset Value, offering price and redemption price per share ($2,794,369,358 ÷ 27,129,380 shares)		$ 103.02

Statement of Operations

	For the period June 23, 2006 (commencement of operations) to December 31, 2006

Investment Income
Dividends		$ 31,289
Interest		62,499,170
Income from Fidelity Central Funds		12,779,078
Total income		75,309,537

Expenses
Custodian fees and expenses	$ 70,655
Independent trustees' compensation	2
Total expenses before reductions	70,657
Expense reductions	(4,998)	65,659
Net investment income		75,243,878
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,679,503)
Swap agreements	1,094,151
Total net realized gain (loss)		(585,352)
Change in net unrealized appreciation (depreciation) on: Investment securities	74,203,451
Swap agreements	8,455,511
Total change in net unrealized appreciation (depreciation)		82,658,962
Net gain (loss)		82,073,610
Net increase (decrease) in net assets resulting from operations		$ 157,317,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period June 23, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 75,243,878
Net realized gain (loss)	(585,352)
Change in net unrealized appreciation (depreciation)	82,658,962
Net increase (decrease) in net assets resulting from operations	157,317,488
Distributions to shareholders from net investment income	(74,679,073)
Distributions to shareholders from net realized gain	(2,712,938)
Total distributions	(77,392,011)
Affiliated share transactions Proceeds from sales of shares	357,378,602
Contributions in kind	2,367,627,479
Cost of shares redeemed	(9,983,395)
Net increase (decrease) in net assets resulting from share transactions	2,715,022,686
Total increase (decrease) in net assets	2,794,948,163

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $3,151,535)	$ 2,794,948,163
Other Information Shares
Sold	3,550,542
Issued for in-kind contributions	23,676,275
Redeemed	(97,437)
Net increase (decrease)	27,129,380

Financial Highlights

Period ended December 31,	2006H
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment incomeD	2.814
Net realized and unrealized gain (loss)	3.132
Total from investment operations	5.946
Distributions from net investment income	(2.826)
Distributions from net realized gain	(.100)
Total distributions	(2.926)
Net asset value, end of period	$ 103.02
Total Return B, C	5.95%
Ratios to Average Net AssetsE, I
Expenses before reductions	-% A, G
Expenses net of fee waivers, if any	-% A, G
Expenses net of all reductions	-% A, G
Net investment income	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,794,948
Portfolio turnover rateF	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2006

1. Significant Accounting Policies.

Fidelity VIP Investment Grade Central Fund (the Fund)(formerly Fidelity VIP Investment Grade Central Investment Portfolio) is a fund of Fidelity Garrison Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates (the Investing Funds). The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, swap agreements, market discount, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 22,633,888
Unrealized depreciation	(31,891,856)
Net unrealized appreciation (depreciation)	(9,257,968)
Undistributed ordinary income	2,716,708

Cost for federal income tax purposes	$ 3,226,809,524

The tax character of distributions paid was as follows:

December 31, 2006
Ordinary Income	$ 77,392,011

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including non Money Market Central Funds), other than short-term securities, U.S. government securities and in-kind transactions, aggregated $800,536,161 and $164,344,815, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Repurchase Agreements Restricted Securities Swap Agreements

Share Transactions. On June 23, 2006, the Investing Funds, completed a non-taxable exchange with the Fund. The investing funds delivered securities with a value, including accrued interest, of $2,367,627,479 (which included $87,398,006 of unrealized depreciation) in exchange for 23,676,275 shares (each then valued at $100.00 per share) of the Fund, as presented in the accompanying Statement of Changes in Net Assets. This is considered a non-taxable exchange for federal income tax purposes, with no gain or loss recognized by the Fund or its shareholders.

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,998.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	28.3%
VIP Asset Manager: Growth Portfolio	1.9%
VIP Balanced Portfolio	4.5%
VIP Investment Grade Bond Portfolio	65.3%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Garrison Street Trust and Shareholders of Fidelity VIP Investment Grade Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity VIP Investment Grade Central Fund (the Fund), a fund of Fidelity Garrison Street Trust, including the schedule of investments as of December 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from June 23, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity VIP Investment Grade Central Fund as of December 31, 2006, the results of its operations, the changes in its net assets and its financial highlights for the period from June 23, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2007

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Each of the Trustees oversees 348 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1986

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (66)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Garrison Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Kimberley H. Monasterio (43)

Year of Election or Appointment: 2007

President and Treasurer of VIP Investment Grade Central Fund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of VIP Investment Grade Central Fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

David L. Murphy (58)

Year of Election or Appointment: 2006

Vice President of VIP Investment Grade Central Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2006

Vice President of VIP Investment Grade Central Fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford O'Neil (45)

Year of Election or Appointment: 2006

Vice President of VIP Investment Grade Central Fund. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (58)

Year of Election or Appointment: 2006

Secretary of VIP Investment Grade Central Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2006

Assistant Secretary of VIP Investment Grade Central Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of VIP Investment Grade Central Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of VIP Investment Grade Central Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2006

Chief Compliance Officer of VIP Investment Grade Central Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP Investment Grade Central Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2006

Deputy Treasurer of VIP Investment Grade Central Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (40)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2006 Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (41)

Year of Election or Appointment: 2006

Assistant Treasurer of VIP Investment Grade Central Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Board of Trustees of VIP Investment Grade Central Investment Fund voted to pay on February 9, 2007, to shareholders of record at the opening of business on February 9, 2007, a distribution of $.075 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

VIGC-ANN-0207 454032.1.0
1.831202.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2006, Fidelity Garrison Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the VIP Investment Grade Central Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A,B
VIP Investment Grade Central Fund	$40,000	$0
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,700,000	$5,700,000
A	Aggregate amounts may reflect rounding.
B

No Audit Fees were billed by Deloitte Entities for professional services rendered for the audit of the annual financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements to VIP Investment Grade Central Fund, as the fund did not commence operations until June23, 2006.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A,B
VIP Investment Grade Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

No Audit-Related Fees were billed by Deloitte Entities for services rendered for assurance and related services to VIP Investment Grade Central Fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, as the fund did not commence operations until June 23, 2006.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A,B	2005A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2006A	2005A,B
VIP Investment Grade Central Fund	$5,500	$0
A	Aggregate amounts may reflect rounding.
B

No Tax Fees were billed by Deloitte Entities for services rendered for tax compliance, tax advice, and tax planning for VIP Investment Grade Central Fund as the fund did not commence operations until June 23, 2006.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A,B
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the fund is shown in the table below.

Fund	2006A	2005A,B
VIP Investment Grade Central Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B	No Other Fees were billed by Deloitte Entities for all other non-audit services rendered to VIP Investment Grade Central Fund as the fund did not commence operations until June 23, 2006.

In each of the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2006A,B	2005A,B
Deloitte Entities	$180,000	$160,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2006 and December 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) Not Applicable.

(g) For the fiscal years ended December 31, 2006 and December 31, 2005, the aggregate fees billed by Deloitte Entities of $720,000A,B and $410,000A,B for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A,B	2005A,B
Covered Services	$185,000	$160,000
Non-Covered Services	$535,000	$250,000
A	Aggregate amounts may reflect rounding.
B	May include amounts billed prior to the fund's commencement of operations.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the fund, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007